Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0001608530
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2021
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Sep. 28, 2021